Cover	12 Months Ended
Jan. 31, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	BJ’s Wholesale Club Holdings, Inc.
Entity Central Index Key	0001531152